Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 Federal [Member] Maximum [Member]	Dec. 31, 2013 Federal [Member] Minimum [Member]	Dec. 31, 2013 Federal And New Jersey [Member]	Dec. 31, 2013 Foreign [Member]	Dec. 31, 2013 Research [Member] Federal [Member]	Dec. 31, 2012 Research [Member] Federal [Member]
Income Tax [Line Items]
Operating loss carryforwards			$ 87,292,000	$ 8,305,000
Tax credit carryforwards					$ 1,096,000	$ 1,054,000
Operating loss carryforwards expiration date	Dec. 31, 2026	Dec. 31, 2014